Accounts Payable and Accrued Expenses	12 Months Ended
Dec. 31, 2012
Accounts Payable and Accrued Expenses
(7)	Accounts Payable and Accrued Expenses

Accounts payable and accrued expenses at December 31, 2011 and 2012 were comprised of the following (dollars in thousands):

	December 31,
	2011	2012
Accounts payable	$910	$2,020
Payable to benefit providers and transit agencies	6,491	17,519
Accrued payables	5,843	6,239
Accrued compensation and related benefits	6,926	12,153
Other accrued expenses	792	1,994
Deferred revenue	453	2,109

Accounts payable and accrued expenses	$21,415	$42,034

The increase in payable to benefit providers and transit agencies is due to the TransitChek acquisition.